CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - AUD ($) $ in Millions		Total equity attributable to owners of WBC	Share capital	Reserves	Retained profits	NCI	Total
Balance at Sep. 30, 2022		$ 70,452	$ 39,011	$ 2,378	$ 29,063	$ 57	$ 70,509
Profit after income tax expense		4,001			4,001	4	4,005
Net other comprehensive income/(expense)		242		380	(138)		242
Total comprehensive income/(expense)		4,243		380	3,863	4	4,247
Transactions in capacity as equity holders
Dividends on ordinary shares	[1]	(2,240)			(2,240)		(2,240)
Dividend reinvestment plan		190	190				190
Other equity movements:
Share-based payment arrangements		58		58			58
Purchase of shares		(32)	(32)				(32)
Net acquisition of treasury shares		(47)	(47)				(47)
Other						(17)	(17)
Total contributions and distributions		(2,071)	111	58	(2,240)	(17)	(2,088)
Balance at Mar. 31, 2023		72,624	39,122	2,816	30,686	44	72,668
Profit after income tax expense		3,194			3,194	2	3,196
Net other comprehensive income/(expense)		(901)		(913)	12	2	(899)
Total comprehensive income/(expense)		2,293		(913)	3,206	4	2,297
Transactions in capacity as equity holders
Dividends on ordinary shares	[1]	(2,456)			(2,456)		(2,456)
Dividend reinvestment plan		2	2				2
Other equity movements:
Share-based payment arrangements		32		32			32
Other						(4)	(4)
Total contributions and distributions		(2,422)	2	32	(2,456)	(4)	(2,426)
Balance at Sep. 30, 2023		72,495	39,124	1,935	31,436	44	72,539
Profit after income tax expense		3,342			3,342		3,342
Net other comprehensive income/(expense)		91		163	(72)	(1)	90
Total comprehensive income/(expense)		3,433		163	3,270	(1)	3,432
Transactions in capacity as equity holders
Dividends on ordinary shares	[1]	(2,527)			(2,527)		(2,527)
Share buyback	[2]	(849)	(849)				(849)
Other equity movements:
Share-based payment arrangements		59		59			59
Purchase of shares		(33)	(33)				(33)
Net acquisition of treasury shares		(56)	(56)				(56)
Other						(5)	(5)
Total contributions and distributions		(3,406)	(938)	59	(2,527)	(5)	(3,411)
Balance at Mar. 31, 2024		$ 72,522	$ 38,186	$ 2,157	$ 32,179	$ 38	$ 72,560

[1]	First Half 2024 related to the 2023 final dividend of 72 cents per share ($2,527 million) (Second Half 2023: 2023 interim dividend of 70 cents per share ($2,456 million), First Half 2023: 2022 final dividend of 64 cents per share ($2,240 million)), all fully franked at 30%.
[2]	On 6 November 2023, the Group announced its intention to undertake a $1.5 billion on-market buyback of WBC ordinary shares. The Group commenced the buyback in late-November 2023 and has bought back and cancelled 34,442,450 ordinary shares ($849 million) at an average price of $24.65 in First Half 2024.